OTHER EVENTS	12 Months Ended
Jun. 30, 2023
OTHER EVENTS
OTHER EVENTS

NOTE 28. OTHER EVENTS

Reverse stock split

On March 29, 2024, the Company’s shareholders approved to effect a reverse stock split of the Company’s Class A Ordinary Shares at the ratio of one-for-eighteen with the market effective date of May 1, 2024 (the “2024 Reverse Split”). In connection with the reverse stock split, on March 29, 2024 the Company’s shareholder approved and authorized the Company’s registered office service agent to filed an Amended and Restated Articles of Association with local registry, and change its authorized share capital from: US$15,725,000 divided into 150,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0925 each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 each, to: US$58,000 divided into 500,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0001 each and 80,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0001 each (the “2024 change in capital structure”). As a result of the 2024 Reverse Split, each eighteen pre-split Class A Ordinary Shares outstanding were automatically combined and converted to one issued and outstanding Class A Ordinary Share. No fractional Class A Ordinary Shares were issued to any shareholders in connection with the 2024 Reverse Split. Each shareholder was entitled to receive one Class A Ordinary Shares in lieu of the fractional share that would have resulted from the reverse stock split. As of May 1, 2024 (immediately prior to the effective date), there were 141,703,218 Class A Ordinary Shares outstanding, and the number of Class A Ordinary Shares outstanding after the 2024 Reverse Split is 7,927,132, taking into account of the effect of rounding fractional shares into whole shares. In addition, all Class A Ordinary Shares, options and any other Class A securities of the Company outstanding immediately prior to the 2024 Reverse Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 18 and multiplying the exercise price thereof by 18, as a result of the 2024 Reverse Split.

All share and earnings per-share information have been retroactively adjusted to reflect the 2024 Reverse-Split and 2024 change in capital structure. The Company had 500,000.000 authorized Class A Ordinary Shares, par value of $0.0001, of which 1,704,766 and 2,306,295 Class A Ordinary Shares were issued and outstanding as of June 30, 2022 and 2023, retrospectively and respectively. The Company had 80,000.000 authorized Class B Ordinary Shares, par value of $0.0001, of which 4,100,000 and 7,100,000 Class B Ordinary Shares were issued and outstanding as of June 30, 2022 and 2023, retrospectively and respectively.